UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund
The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Chemicals (15.5%)
Agrium, Inc. (Canada)	59,200	$4,747,197
Albemarle Corp.	61,100	3,304,899
BASF SE (Germany)	145,282	10,867,348
Celanese Corp. Ser. A	111,300	4,118,100
CF Industries Holdings, Inc.	39,500	4,770,415
Dow Chemical Co. (The)	168,900	5,266,302
Huntsman Corp.	273,700	4,234,139
JSR Corp. (Japan)	160,300	2,724,063
Lanxess AG (Germany)	57,042	4,027,156
LyondellBasell Industries NV Class A (Netherlands)
(NON)	82,800	2,418,588
Nitto Denko Corp. (Japan)	110,000	4,571,217
Petronas Chemicals Group Bhd (Malaysia) (NON)	1,915,500	3,235,335
Syngenta AG (Switzerland)	28,458	7,885,695
		62,170,454

Coal (0.6%)
Massey Energy Co.	30,100	1,478,211
Walter Energy, Inc.	7,900	810,856
		2,289,067

Construction (0.5%)
HeidelbergCement AG (Germany)	38,910	2,118,617
		2,118,617

Containers (2.2%)
Ball Corp.	68,600	4,519,368
Crown Holdings, Inc. (NON)	139,600	4,331,788
		8,851,156

Energy (oil field) (9.0%)
Cameron International Corp. (NON)	59,700	2,872,167
Global Geophysical Services, Inc. (NON)	145,793	1,348,585
National Oilwell Varco, Inc.	103,100	6,318,999
Petroleum Geo-Services ASA (Norway) (NON)	155,802	1,894,601
Schlumberger, Ltd.	207,209	16,025,544
TGS Nopec Geophysical Co. ASA (Norway)	82,702	1,416,491
Weatherford International, Ltd. (Switzerland) (NON)	296,900	6,059,729
		35,936,116

Forest products and packaging (0.9%)
International Paper Co.	144,400	3,605,668
		3,605,668

Metals (22.3%)
ArcelorMittal (France)	82,609	2,609,813
BHP Billiton PLC (United Kingdom)	320,703	11,410,528
Cliffs Natural Resources, Inc.	24,400	1,667,496
Fortescue Metals Group, Ltd. (Australia) (NON)	560,720	3,390,512
POSCO (South Korea)	2,856	1,121,224
Rio Tinto PLC (United Kingdom)	370,468	23,532,829
Teck Resources, Ltd. Class B (Canada)	290,800	14,462,034
ThyssenKrupp AG (Germany)	76,315	2,920,764
U.S. Steel Corp. (S)	54,200	2,634,662
Umicore NV/SA (Belgium)	86,421	4,110,261
Vale SA Class A (Preference) (Brazil)	136,000	3,807,968
Vedanta Resources PLC (United Kingdom)	185,939	5,749,979
Xstrata PLC (United Kingdom)	597,192	12,014,149
		89,432,219

Natural gas utilities (0.4%)
Enterprise Products Partners LP	38,300	1,611,664
		1,611,664

Oil and gas (46.2%)
Apache Corp.	102,000	10,979,280
BG Group PLC (United Kingdom)	655,720	11,859,166
BP PLC (United Kingdom)	1,536,191	10,188,737
Cairn Energy PLC (United Kingdom) (NON)	975,640	5,871,588
Chevron Corp.	219,800	17,797,206
Cimarex Energy Co.	49,100	3,954,514
Devon Energy Corp.	45,800	3,232,106
El Paso Pipeline Partners, LP (Units)	49,800	1,649,376
Exxon Mobil Corp.	338,938	23,576,530
Hess Corp.	106,200	7,439,310
Nexen, Inc. (Canada)	320,374	6,706,083
Occidental Petroleum Corp.	139,606	12,309,061
Petrohawk Energy Corp. (NON)	249,800	4,453,934
Petroleo Brasileiro SA ADR (Brazil)	118,176	3,833,629

Petroleo Brasileiro SA ADR (Preference) (Brazil) (S)	47,900	1,402,512
QEP Resources, Inc.	51,900	1,823,247
Royal Dutch Shell PLC Class A (United Kingdom)	419,125	12,634,714
Royal Dutch Shell PLC Class B (United Kingdom)	359,587	10,683,138
Santos, Ltd. (Australia)	162,160	1,935,487
Southwestern Energy Co. (NON)	114,700	4,152,140
Technip SA (France)	94,820	7,378,877
Total SA (France)	326,902	15,868,831
Tullow Oil PLC (United Kingdom)	337,528	6,028,229
		185,757,695

Total common stocks (cost $348,606,326)		$391,772,656

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	11,896	$721,373

Total convertible preferred stocks (cost $594,800)		$721,373

MORTGAGE-BACKED SECURITIES (--%)(a)
	Principal amount	Value

Federal National Mortgage Association Ser. 03-52,
Class HJ, 4.75s, 2018 (i)	$105,000	$118,165

Total mortgage-backed securities (cost $118,165)		$118,165

SHORT-TERM INVESTMENTS (3.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)	3,610,825	$3,610,825
Putnam Money Market Liquidity Fund 0.19% (e)	9,278,007	9,278,007
SSgA Prime Money Market Fund 0.15% (i) (P)	390,000	390,000
U.S. Treasury Bills with an effective yield of zero %,
March 10, 2011 (i)	$121,000	120,940
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.27%, December 16, 2010 (SEGSF)	442,000	441,952
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.29%, March 10, 2011 (SEGSF)	659,000	658,690

Total short-term investments (cost $14,500,229)		$14,500,414

TOTAL INVESTMENTS

Total investments (cost $363,819,520) (b)		$407,112,608

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $198,514,737) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	12/15/10	$4,798,306	$4,922,673	$124,367
	British Pound	Sell	12/15/10	6,134,255	6,306,795	172,540
	Canadian Dollar	Buy	12/15/10	2,525,398	2,551,025	(25,627)
	Euro	Buy	12/15/10	874,679	932,394	(57,715)
	Swiss Franc	Sell	12/15/10	1,145,051	1,172,118	27,067

Barclays Bank PLC
	British Pound	Sell	12/15/10	12,903,125	13,271,857	368,732
	Japanese Yen	Buy	12/15/10	2,038,084	2,112,407	(74,323)
	Swiss Franc	Sell	12/15/10	700,291	718,002	17,711

Citibank, N.A.
	British Pound	Buy	12/15/10	3,435,581	3,533,362	(97,781)
	Euro	Sell	12/15/10	2,059,346	2,195,649	136,303
	Hong Kong Dollar	Sell	12/15/10	1,200,693	1,202,735	2,042
	Singapore Dollar	Sell	12/15/10	682	697	15
	Swiss Franc	Sell	12/15/10	440,872	452,120	11,248

Credit Suisse AG
	British Pound	Sell	12/15/10	9,529,355	9,797,513	268,158
	Canadian Dollar	Buy	12/15/10	8,450,579	8,540,035	(89,456)
	Euro	Sell	12/15/10	1,331,010	1,419,332	88,322
	Japanese Yen	Buy	12/15/10	19,350,087	20,053,250	(703,163)
	Norwegian Krone	Buy	12/15/10	1,298,677	1,377,768	(79,091)

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	1,330,375	1,361,957	(31,582)
	Canadian Dollar	Buy	12/15/10	1,597,014	1,613,427	(16,413)
	Euro	Sell	12/15/10	1,815,700	1,935,444	119,744
	Swedish Krona	Buy	12/15/10	1,242,250	1,312,230	(69,980)

Goldman Sachs International
	British Pound	Sell	12/15/10	3,682,670	3,787,176	104,506
	Euro	Buy	12/15/10	1,042,096	1,110,901	(68,805)
	Japanese Yen	Buy	12/15/10	86,428	89,567	(3,139)
	Norwegian Krone	Buy	12/15/10	1,531,396	1,623,013	(91,617)

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	19,606,163	20,169,570	(563,407)
	British Pound	Sell	12/15/10	3,301,683	3,395,717	94,034
	Hong Kong Dollar	Buy	12/15/10	2,668,666	2,673,100	(4,434)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/15/10	4,478,656	4,595,905	(117,249)
	British Pound	Sell	12/15/10	1,611,295	1,657,672	46,377
	Canadian Dollar	Buy	12/15/10	11,025,393	11,137,882	(112,489)
	Euro	Sell	12/15/10	6,675,084	7,115,456	440,372
	Hong Kong Dollar	Sell	12/15/10	1,936,637	1,940,030	3,393
	Japanese Yen	Sell	12/15/10	1,941,681	2,012,614	70,933

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	12/15/10	615,236	631,304	16,068
	British Pound	Sell	12/15/10	1,841,413	1,895,040	53,627
	Canadian Dollar	Sell	12/15/10	3,321,517	3,356,678	35,161
	Euro	Sell	12/15/10	1,748,837	1,864,320	115,483
	Israeli Shekel	Buy	12/15/10	328,078	333,762	(5,684)
	Japanese Yen	Sell	12/15/10	233,539	242,046	8,507

State Street Bank and Trust Co.
	Australian Dollar	Buy	12/15/10	1,846,572	1,894,851	(48,279)
	Canadian Dollar	Buy	12/15/10	8,314,027	8,399,828	(85,801)
	Euro	Buy	12/15/10	3,395,169	3,619,365	(224,196)
	Israeli Shekel	Buy	12/15/10	328,105	334,543	(6,438)

UBS AG
	Australian Dollar	Buy	12/15/10	4,301,093	4,414,950	(113,857)
	British Pound	Sell	12/15/10	7,061,423	7,262,445	201,022
	Euro	Buy	12/15/10	5,384,009	5,740,033	(356,024)
	Israeli Shekel	Buy	12/15/10	328,105	333,665	(5,560)
	Norwegian Krone	Sell	12/15/10	1,484,301	1,573,056	88,755

Westpac Banking Corp.
	Australian Dollar	Sell	12/15/10	1,244,375	1,275,213	30,838
	British Pound	Sell	12/15/10	1,845,305	1,897,482	52,177
	Euro	Buy	12/15/10	1,284,180	1,369,419	(85,239)
	Japanese Yen	Sell	12/15/10	3,845,336	3,985,344	140,008

Total						$(299,839)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/10 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	17,161	9/14/11	(1 month USD-	A basket	$34,217
			LIBOR-BBA plus 60	(GSGLPMIN)
			bp)	of common stocks

Total					$34,217

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $401,325,780.

(b) The aggregate identified cost on a tax basis is $365,890,888, resulting in gross unrealized appreciation and depreciation of $53,148,595 and $11,926,875, respectively, or net unrealized appreciation of $41,221,720.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,551,385. The fund received cash collateral of $3,610,825 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,561 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $34,565,765 and $25,488,467, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $1,682,975 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	42.5%
United Kingdom	27.3
Canada	6.4
France	6.4
Germany	5.0
Switzerland	3.5
Brazil	2.3
Japan	1.8
Australia	1.3
Belgium	1.0
Norway	0.8
Malaysia	0.8
Netherlands	0.6
South Korea	0.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,564,258 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $686,668.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$142,284,607	$15,042,351	$--

	Capital goods	8,851,156	--	--

	Energy	222,047,391	1,935,487	--

	Utilities and power	1,611,664	--	--

Total common stocks		374,794,818	16,977,838	--

Convertible preferred stocks		--	721,373	--

Mortgage-backed securities		--	118,165	--

Short-term investments		9,668,007	4,832,407	--

Totals by level		$384,462,825	$22,649,783	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(299,839)	$--

Total return swap contracts		--	34,217	--

Totals by level		$--	$(265,622)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,837,510	$3,137,349

Equity contracts	34,217	--

Total	$2,871,727	$3,137,349

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011